Long-term debt - Summary of aggregate maturities of our long-term debt (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2022		$ 9.1
2023		9.1
2024		9.1
2025		857.8
2025		310.0
Long-term Debt	$ 1,298.7	1,320.6	$ 1,233.9
Long Term Excluding Revolving Facility and the 2021 Revolving Facility [Member]
Debt Instrument [Line Items]
2021	4.5
2022	9.1
2023	9.1
2024	857.7
2025	310.0
Long-term Debt	$ 1,190.4	$ 1,195.1